Property, plant and equipment - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Additions to right-of-use assets	$ 3,094	$ 197	$ 834
- Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Lease term	5 years
Bottom | - Properties leased for own use
Disclosure of detailed information about property, plant and equipment [line items]
Lease term	2 years	2 years
Top of range | - Properties leased for own use
Disclosure of detailed information about property, plant and equipment [line items]
Lease term	5 years	10 years